                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22314
                                                     ---------

                         Oppenheimer Corporate Bond Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------

Item 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount                Value
                                                                                    ----------------     -----------------
MORTGAGE-BACKED OBLIGATIONS--2.1%
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through
Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51                                 $        120,000     $         110,045
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates,
Series 2006-AR2, Cl. 1A2, 2.807%, 3/1/36 (1)                                                 121,802                89,746
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR14, Cl. 1A4, 2.552%, 12/1/35 (1)                                 190,544               155,910
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY2, Cl. 1A1, 2.614%, 12/1/36 (1)                                  242,008               160,811
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37                                        54,992                43,520
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A3, 2.718%, 3/1/36 (1)                                   200,149               164,110
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 2.764%, 3/25/36 (1)                                  193,996               154,908

Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through                     191,849               145,136
Certificates, Series 2007-AR8, Cl. A1, 6.069%, 11/1/37 (1)
                                                                                                         -----------------
Total Mortgage-Backed Obligations (Cost $1,117,398)                                                              1,024,186

CORPORATE BONDS AND NOTES--94.3%
CONSUMER DISCRETIONARY--14.3%
AUTOMOBILES--1.4%

Daimler Finance North America LLC, 1.875% Sr. Unsec. Nts., 9/15/14 (2)                       350,000               346,891
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/3 (1)                                    209,000               301,866
                                                                                                         -----------------
                                                                                                                   648,757

DIVERSIFIED CONSUMER SERVICES--0.5%

Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                   205,000               219,350
HOTELS, RESTAURANTS & LEISURE--1.7%
Hyatt Hotels Corp.:
3.875% Sr. Unsec. Unsub. Nts., 8/15/16                                                       115,000               115,828
5.75% Sr. Unsec. Unsub. Nts., 8/15/15 (2)                                                    225,000               241,904
Marriott International, Inc.:                                                                200,000               207,504
5.625% Sr. Unsec. Nts., Series J, 2/15/13
6.20% Sr. Unsec. Unsub. Nts., 6/15/16                                                        220,000               248,048
                                                                                                         -----------------
                                                                                                                   813,284

HOUSEHOLD DURABLES--0.6%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                                34,000                34,850
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                                      130,000               137,278
Whirlpool Corp.:                                                                              33,000                34,492
5.50% Sr. Unsec. Unsub. Nts., 3/1/13

                      1 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount               Value
                                                                                    ----------------     -----------------
HOUSEHOLD DURABLES CONTINUED

8% Sr. Unsec. Nts., 5/1/12                                                          $         80,000     $          82,670
                                                                                                         -----------------
                                                                                                                   289,290

LEISURE EQUIPMENT & PRODUCTS--0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                                 28,000                29,623
MEDIA--7.1%
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                                                 243,000               302,319
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                         206,000               225,570
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:                                            202,000               244,053
6.375% Sr. Unsec. Nts., 3/1/41
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                                                       105,000               112,458
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                                                220,000               228,250
Historic TW, Inc., 9.125% Debs., 1/15/13                                                      42,000                45,703
Interpublic Group of Cos., Inc. (The):                                                       136,000               144,840
6.25% Sr. Unsec. Nts., 11/15/14
10% Sr. Unsec. Nts., 7/15/17                                                                 203,000               233,450
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                                             197,000               217,685
NBCUniversal Media LLC, 4.375% Sr. Unsec. Unsub. Nts., 4/1/21                                235,000               251,185
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                                           209,000               235,863
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts., 11/15/40                             280,000               315,820
Time Warner, Inc., 4% Sr. Unsec. Unsub. Nts., 1/15/22                                        168,000               173,279
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                               269,000               358,300
Virgin Media Secured Finance plc:                                                            203,000               219,775
5.25% Sr. Sec. Nts., 1/15/21
6.50% Sr. Sec. Nts., 1/15/18                                                                 100,000               108,250
                                                                                                         -----------------
                                                                                                                 3,416,800

MULTILINE RETAIL--1.2%

Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                       176,000               179,130
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                                 187,000               200,102
Target Corp., 7% Bonds, 1/15/38                                                              150,000               208,751
                                                                                                         -----------------
                                                                                                                   587,983

SPECIALTY RETAIL--1.2%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                                218,000               229,990
Lowe's Cos., Inc., 5.80% Sr. Unsec. Unsub. Nts., 4/15/40                                     113,000               134,351
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                                        223,000               225,230
                                                                                                         -----------------
                                                                                                                   589,571

TEXTILES, APPAREL & LUXURY GOODS--0.5%
VF Corp., 3.50% Sr. Unsec. Unsub. Nts., 9/1/21                                               225,000               229,428
CONSUMER STAPLES--7.8%

BEVERAGES--2.2%
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19                  440,000               577,441
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36                                      160,000               198,797
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                                  31,000                34,043
Pernod-Ricard SA, 4.45% Sr. Unsec. Nts., 1/15/22(2)                                          233,000               241,149
                                                                                                         -----------------
                                                                                                                 1,051,430

FOOD & STAPLES RETAILING--1.1%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39                                   163,000               200,272

                      2 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                        Principal
                                                                                         Amount                Value
                                                                                    ----------------     -----------------
FOOD & STAPLES RETAILING CONTINUED
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40                                      $        103,000     $         107,459
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                                       194,000               242,302
                                                                                                         -----------------
                                                                                                                   550,033

FOOD PRODUCTS--2.4%
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41                                  164,000               211,942
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19                                     295,000               362,252
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40                                      255,000               329,629
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                         205,000               220,888
                                                                                                         -----------------
                                                                                                                 1,124,711

HOUSEHOLD PRODUCTS--0.3%

Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21 (2)                                        140,000               148,749
TOBACCO--1.8%
Altria Group, Inc.:
8.50% Sr. Unsec. Unsub. Nts., 10/10/13                                                       150,000               171,687
10.20% Sr. Unsec. Nts., 2/6/39                                                               190,000               296,345
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20                                        200,000               227,044
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                         136,000               147,857
                                                                                                         -----------------
                                                                                                                   842,933

ENERGY--10.8%
ENERGY EQUIPMENT & SERVICES--2.8%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                                    304,000               321,473
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                               164,000               183,804
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                                 448,000               463,848
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20               347,000               368,981
                                                                                                         -----------------
                                                                                                                 1,338,106

OIL, GAS & CONSUMABLE FUELS--8.0%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                                     278,000               323,477
BG Energy Capital plc, 5.125% Sr. Unsec. Nts., 10/15/41 (2)                                  244,000               258,452
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19                                   218,000               231,080
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13 (2)                                  148,000               158,803
DCP Midstream LLC, 9.70% Sr. Unsec. Nts., 12/1/13 (2)                                        170,000               193,773
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                                  530,000               591,121
Energy Transfer Partners LP, 4.65% Sr. Unsec. Unsub. Nts., 6/1/21                            186,000               185,579
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20                                213,000               229,508
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                          325,000               352,998
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                      198,000               221,760
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15 (2)                      565,000               555,931
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts., 2/15/12                      152,000               154,452
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39                                   74,000               106,999
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21 (2)                                    246,000               254,454
                                                                                                         -----------------
                                                                                                                 3,818,387

                       3 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount                Value
                                                                                    ----------------     -----------------
FINANCIALS--29.8%
CAPITAL MARKETS--7.0%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19 (2)            $        598,000     $         639,717
Goldman Sachs Group, Inc. (The):                                                             451,000               457,520
5.25% Sr. Unsec. Nts., 7/27/21
6.25% Sr. Nts., 2/1/41                                                                       320,000               333,557
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21 (2)                                     295,000               290,245
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17                                  1,354,000             1,369,422
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20                                         132,000               148,003
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                           105,000               107,156
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                            25,000                24,948
                                                                                                         -----------------
                                                                                                                 3,370,568

COMMERCIAL BANKS--4.8%
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                300,000               294,750
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)                                     460,000               407,100
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20                                           49,000                55,074
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20 (2)                                     266,000               248,822
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                      106,000               109,999
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                                  156,000               161,613
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K3                                 533,000               572,975
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                               414,000               440,929
                                                                                                         -----------------
                                                                                                                 2,291,262

CONSUMER FINANCE--3.2%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                                    135,000               142,772
American Express Credit Corp., 2.80% Sr. Unsec. Unsub. Nts., 9/19/16                         535,000               544,639
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                                         404,000               426,179
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                           421,000               421,835
                                                                                                         -----------------
                                                                                                                 1,535,425

DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp., 3.75% Sr. Unsec. Unsub. Nts., 7/12/16                                 340,000               325,060
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                                   1,138,000             1,256,749
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67 (1,2)                                  333,000               252,248
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds (3)                                     293,000               233,668
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (3)                                    703,000               759,510
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                     351,000               353,274
                                                                                                         -----------------
                                                                                                                 3,180,509

INSURANCE--7.2%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                             151,000               181,086
CNA Financial Corp.:                                                                          58,000                58,822
5.75% Sr. Unsec. Unsub. Nts., 8/15/21
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                      370,000               377,230
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12 (2)                                95,000                97,870
International Lease Finance Corp., 7.125% Sr. Sec. Nts., 9/1/18 (2)                          270,000               280,125

                       4 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                        Amount                Value
                                                                                    ----------------     -----------------
INSURANCE CONTINUED

Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21 (2)                                 $        461,000     $         437,117
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                 490,000               434,875
MidAmerican Energy Co., 5.95% Sr. Unsec. Unsub. Nts., 7/15/17                                350,000               415,686
Prudential Financial, Inc., 5.375% Sr. Unsec. Unsub. Nts., 6/21/20                           292,000               326,501
Swiss Re Capital I LP, 6.854% Perpetual Bonds (2,3)                                          250,000               226,932
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                            275,000               282,613
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37 (1,4)                                  345,000               320,850
                                                                                    ----------------     -----------------
                                                                                                                 3,439,707

REAL ESTATE INVESTMENT TRUSTS--0.9%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                     16,000                16,163
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                                              31,000                31,412
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                        149,000               156,824
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                    12,000                12,068
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                   101,000               101,713
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12 (2)                   124,000               127,645
                                                                                                         -----------------
                                                                                                                   445,825

HEALTH CARE--3.2%
BIOTECHNOLOGY--0.8%
Amgen, Inc., 5.65% Sr. Unsec. Unsub. Nts., 6/15/42                                            99,000               121,200
Celgene Corp.:                                                                               125,000               126,798
3.95% Sr. Unsec. Nts., 10/15/20
5.70% Sr. Unsec. Nts., 10/15/40                                                              109,000               123,662
                                                                                                         -----------------
                                                                                                                   371,660

HEALTH CARE PROVIDERS & SERVICES--1.3%
McKesson Corp.:
5.70% Sr. Unsec. Unsub. Nts., 3/1/17                                                         250,000               292,986
6% Sr. Unsec. Unsub. Nts., 3/1/41                                                            118,000               153,092
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                      161,000               174,472
                                                                                                         -----------------
                                                                                                                   620,550

PHARMACEUTICALS--1.1%
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40                                         185,000               186,256
Mylan, Inc., 6% Sr. Nts., 11/15/18 (2)                                                       230,000               242,650
Teva Pharmaceutical Finance Co. LLC, 6.15% Sr. Unsec. Nts., 2/1/36                            81,000                99,198
                                                                                                         -----------------
                                                                                                                   528,104

INDUSTRIALS--5.0%
AEROSPACE & DEFENSE--1.0%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                       107,000               110,210
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                            210,000               230,475
Lockheed Martin Corp., 5.50% Sr. Unsec. Unsub. Nts., 11/15/39                                118,000               134,592
                                                                                                         -----------------
                                                                                                                   475,277

COMMERCIAL SERVICES & SUPPLIES--0.5%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                         210,000               228,375

                      5 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount               Value
                                                                                    ----------------     -----------------
INDUSTRIAL CONGLOMERATES--2.6%
General Electric Capital Corp.:
3.35% Sr. Unsec. Unsub. Nts., 10/17/16                                              $        686,000     $         706,675
6.375% Unsec. Sub. Bonds, 11/15/67                                                           537,000               534,422
                                                                                                         -----------------
                                                                                                                 1,241,097

MACHINERY--0.4%
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21                                    173,000               185,043
ROAD & RAIL--0.5%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                                    140,000               161,407
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18                             75,000                84,000
                                                                                                         -----------------
                                                                                                                   245,407

INFORMATION TECHNOLOGY--3.3%
COMMUNICATIONS EQUIPMENT--0.6%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                                 49,000                56,330
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                                112,000               123,989
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                                   95,000                95,000
                                                                                                         -----------------
                                                                                                                   275,319

COMPUTERS & PERIPHERALS--1.5%
Dell, Inc., 5.40% Sr. Unsec. Unsub. Nts., 9/10/40                                            114,000               130,438
Hewlett-Packard Co., 2.35% Sr. Unsec. Unsub. Nts., 3/15/15                                   576,000               588,082
                                                                                                         -----------------
                                                                                                                   718,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Applied Materials, Inc., 5.85% Sr. Unsec. Unsub. Nts., 6/15/41                               112,000               135,509
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                              137,000               156,506
                                                                                                         -----------------
                                                                                                                   292,015

SOFTWARE--0.6%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                        278,000               279,853
MATERIALS--4.5%
CHEMICALS--2.2%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                                182,000               221,888
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                        421,000               433,387
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                                195,000               218,888
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                   151,000               181,119
                                                                                                         -----------------
                                                                                                                 1,055,282

CONTAINERS & PACKAGING--0.3%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                                   124,000               132,544
METALS & MINING--1.4%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                174,000               186,383
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                      149,000               156,342
Xstrata Canada Corp.:                                                                        197,000               216,497
6% Sr. Unsec. Unsub. Nts., 10/15/15
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                        119,000               123,337
                                                                                                         -----------------
                                                                                                                   682,559

PAPER & FOREST PRODUCTS--0.6%
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20 (2)                                      245,000               274,450

                      6 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                       Principal
                                                                                         Amount               Value
                                                                                    ----------------     -----------------
TELECOMMUNICATION SERVICES--7.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                         $        498,000     $         605,097
British Telecommunications plc, 9.875% Bonds, 12/15/30                                       226,000               333,570
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39                           195,000               194,928
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                                202,000               216,645
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                          210,000               234,150
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub. Nts., 6/18/19                            260,000               274,240
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts., 4/27/20                             175,000               174,701
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                 290,000               366,924
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                                     210,000               227,850
                                                                                                         -----------------
                                                                                                                 2,628,105

WIRELESS TELECOMMUNICATION SERVICES--1.7%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts., 9/8/16                                   415,000               419,030
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                           337,000               392,845
                                                                                                         -----------------
                                                                                                                   811,875

UTILITIES--8.4%
ELECTRIC UTILITIES--5.0%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 (2)                                    210,000               216,302
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                                  291,000               296,274
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                  303,000               356,201
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                             112,000               113,701
Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts., 10/1/41                                160,000               164,820
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                                380,000               486,741
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21 (2)                                     518,000               556,477
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19 (2)                                      150,000               196,732
                                                                                                         -----------------
                                                                                                                 2,387,248

ENERGY TRADERS--0.4%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                             194,000               209,297
GAS UTILITIES--0.2%

Florida Gas Transmission Co., 7% Sr. Unsec. Nts., 7/17/12 (2)                                 77,000                79,185
MULTI-UTILITIES--2.8%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/17                               400,000               451,544
Detroit Edison Co., 5.20% Sr. Sec. Nts., 10/15/12                                            150,000               156,264
Pacific Gas & Electric Co., 5.625% Sr. Unsec. Unsub. Nts., 11/30/17                          300,000               356,136
PSEG Power LLC, 2.75% Sr. Unsec. Unsub. Nts., 9/15/16                                        370,000               373,260
                                                                                                         -----------------
                                                                                                                 1,337,204
                                                                                                         -----------------
Total Corporate Bonds and Notes (Cost $44,063,442)                                                              45,020,700

                                                                                        Shares
                                                                                    ----------------
INVESTMENT COMPANY--1.8%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.17% (5,6) (Cost $859,012)              859,012               859,012

                      7 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                                              VALUE
                                                                                                         -----------------

Total Investments, at Value (Cost $46,039,852)                                                  98.2%    $      46,903,898
Other Assets Net of Liabilities                                                                  1.8               845,552
                                                                                    ----------------     -----------------

Net Assets                                                                                     100.0%    $      47,749,450
                                                                                    ================     =================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,566,623 or 13.75% of the Fund's net assets as of October 31, 2011.

3. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

4. Restricted security. The aggregate value of restricted securities as of October 31, 2011 was $320,850, which represents 0.67% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                           ACQUISITION                                 UNREALIZED
SECURITY                                                       DATES           COST        VALUE      DEPRECIATION
                                                         ----------------   ----------   ---------   ---------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37    2/24/11/-7/26/11   $  347,074   $ 320,850   $        26,224

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES            GROSS        GROSS        SHARES
                                                     JULY 29, 2011(a)     ADDITIONS   REDUCTIONS  OCTOBER 31, 2011
                                                     ----------------  -----------  ------------  ----------------
Oppenheimer Institutional Money Market Fund, Cl. E        2,625,210     13,134,163  14,900,361           859,012

                                                         VALUE         INCOME
                                                     --------------  -----------
Oppenheimer Institutional Money Market Fund, Cl. E   $      859,012  $     1,283

a. July 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

6.   Rate shown is the 7-day yield as of October 31, 2011.

                      8 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                             LEVEL 2--
                                                               OTHER            LEVEL 3--
                                         LEVEL 1--          SIGNIFICANT        SIGNIFICANT
                                        UNADJUSTED          OBSERVABLE         UNOBSERVABLE
                                       QUOTED PRICES          INPUTS              INPUTS              VALUE
                                    -------------------   ----------------   -----------------   ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgage-Backed Obligations         $                --   $      1,024,186   $              --   $      1,024,186
Corporate Bonds and Notes                            --         45,020,700                  --         45,020,700
Investment Company                              859,012                 --                  --            859,012
                                    -------------------   ----------------   -----------------   ----------------
Total Investments, at Value                     859,012         46,044,886                  --         46,903,898
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                  48,885                 --                  --             48,885
                                    -------------------   ----------------   -----------------   ----------------
Total Assets                        $           907,897   $     46,044,886   $              --   $     46,952,783
                                    -------------------   ----------------   -----------------   ----------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                     $           (55,234)  $             --   $              --   $        (55,234)
                                    -------------------   ----------------   -----------------   ----------------
Total Liabilities                   $           (55,234)  $             --   $              --   $        (55,234)
                                    -------------------   ----------------   -----------------   ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF OCTOBER 31, 2011 ARE AS FOLLOWS:

                                                                                        UNREALIZED
                                                 NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS     DATE        VALUE      (DEPRECIATION)
------------------------------------  ---------  ---------  ----------  ------------  --------------
U.S. Treasury Long Bonds, 20 yr.            Buy          5    12/20/11  $    695,156  $       1,965
U.S. Treasury Nts., 2 yr.                   Buy         49    12/30/11    10,793,781         (8,380)
U.S. Treasury Nts., 5 yr.                  Sell        101    12/30/11    12,383,547        (19,206)
U.S. Treasury Nts., 10 yr.                  Buy         43    12/20/11     5,549,688         12,670
                                                                                      -------------
                                                                                      $     (12,951)
                                                                                      =============

                      9 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. Since July 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

                      10 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors

                      11 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended October 31, 2011, the Fund had an ending monthly average market value of $16,026,797 and $9,423,504 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of October 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

                      12 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      46,055,503
Federal tax cost of other investments                 4,668,029
                                              -----------------
Total federal tax cost                        $      50,723,532
                                              =================

Gross unrealized appreciation                 $       1,256,322
Gross unrealized depreciation                          (420,878)
                                              -----------------
Net unrealized appreciation                   $         835,444
                                              =================

                      13 | Oppenheimer Corporate Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By: -s- William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: -s- William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/12/2011

By: -s- Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2011